Institutional Shares | AB Municipal Bond Inflation Strategy
AB MUNICIPAL BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Fund's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares AB Municipal Bond Inflation Strategy CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares AB Municipal Bond Inflation Strategy CLASS 2
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.01%
Other Expenses	0.07%
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses	0.50%	[2]
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will be automatically extended for one-year terms unless the Adviser provides notice of termination 60 days prior to that date.
[2]	After Fee Waiver and/or Expense Reimbursement

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Institutional Shares AB Municipal Bond Inflation Strategy CLASS 2 USD ($)
After 1 Year	$ 51
After 3 Years	178
After 5 Years	316
After 10 Years	$ 718

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Fund pursues its objective by investing principally in high-quality, predominantly investment-grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Fund will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser). The Fund may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment-grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings. The Fund may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Fund will typically enter into inflation swaps. The Fund may use other inflation-indexed instruments. Payments to the Fund pursuant to swaps will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Fund's primary use of derivatives will be for the purpose of inflation protection.

The Fund may also invest in:
  forward commitments;
  zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
  certain types of mortgage-related securities; and
  derivatives, such as options, futures contracts, forwards and swaps.
The Fund may utilize leverage for investment purposes through the use of tender option bond transactions ("TOBs"). The Adviser will consider the impact of TOBs, swaps and other derivatives in making its assessments of the Fund's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, such as TOBs, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You can obtain updated performance information for the Fund at www.bernstein.com (click on "Investments," then "Mutual Fund Performance at a Glance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 2.49%, 2ND QUARTER, 2011; AND WORST QUARTER WAS DOWN -3.89%, 2ND QUARTER, 2013.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Total Returns - Institutional Shares - AB Municipal Bond Inflation Strategy		1 YEAR	5 YEARS	SINCE INCEPTION [2]	INCEPTION DATE
CLASS 2	[1]	1.64%	1.19%	1.96%	Jan. 26, 2010
CLASS 2 | Return After Taxes on Distributions	[1]	1.62%	1.16%	1.90%	Jan. 26, 2010
CLASS 2 | Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.80%	1.29%	1.87%	Jan. 26, 2010
Bloomberg Barclays TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)		4.01%	0.70%	2.30%
[1]	After-tax returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 01/26/2010.